Schedule of Concentration Risk of Customers (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Product Information [Line Items]
Revenue	$ 1,147,748	$ 1,926,008	$ 335,000
Receivables from customers, gross	581,501			$ 598,307
Customer A [Member]
Product Information [Line Items]
Revenue	670,297	933,313
Receivables from customers, gross	$ 352,208	$ 257,673
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	58.00%	48.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	61.00%	50.00%
Customer B [Member]
Product Information [Line Items]
Revenue	$ 262,949
Receivables from customers, gross	$ 125,356
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	23.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.00%
Fintech Technology Services [Member]
Product Information [Line Items]
Revenue	$ 933,246	$ 1,708,289	316,161
Receivables from customers, gross	$ 477,564	$ 347,240	$ 485,985
Fintech Technology Services [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	81.00%	88.00%	94.00%
Fintech Technology Services [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	83.00%	67.00%	100.00%
Customer C [Member]
Product Information [Line Items]
Revenue		$ 425,696	$ 154,730
Receivables from customers, gross			$ 358,168
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		22.00%	46.00%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			74.00%
Customer D [Member]
Product Information [Line Items]
Revenue		$ 349,280
Receivables from customers, gross		$ 89,567
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		18.00%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage		17.00%
Customer E [Member]
Product Information [Line Items]
Revenue			$ 127,903
Receivables from customers, gross			$ 127,817
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			38.00%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			26.00%
Customer F [Member]
Product Information [Line Items]
Revenue			$ 33,528
Receivables from customers, gross
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage